Employee Benefits - Summary of Change in Present Value of Defined Obligation (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at the beginning of the year	₨ (147)
Current service cost	1,434	₨ 1,525	₨ 1,130
Interest on obligation	25	7	(35)
Remeasurement loss/(gains)
Actuarial loss/(gain) arising from financial assumptions	(73)	296	(363)
Actuarial loss/(gain) arising from demographic assumptions	40	54	73
Defined benefit obligation at the end of the year	(1,042)	(147)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at the beginning of the year	8,654	8,270
Acquisitions (Note 32)	1,094	38
Current service cost	1,434	1,525
Interest on obligation	583	490
Benefits paid	(1,047)	(865)
Remeasurement loss/(gains)
Actuarial loss/(gain) arising from financial assumptions	73	(296)
Actuarial loss/(gain) arising from demographic assumptions	(40)	(54)
Actuarial loss/(gain) arising from experience adjustments	(266)	(454)
Defined benefit obligation at the end of the year	₨ 10,485	₨ 8,654	₨ 8,270